Financial risk management (Details) - Schedule of net debt of loans, acquisitions payable and trade accounts payables - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jan. 27, 2020	Jun. 30, 2019	Jun. 30, 2018
Schedule of net debt of loans, acquisitions payable and trade accounts payables [Abstract]
Loans, financing and debentures (Note 16)	R$ 663,181	R$ 514,113			R$ 255,805
Total acquisitions payable (Note 18)	52,428	39,391
Total derivative financial instruments (Note 6)	14,001	10,869
Liabilities	729,610	564,373	R$ 123,862
Less: cash and cash equivalents (Note 5.1)	(1,059,107)	(171,045)
Less: marketable securities (Notes 5.2)	(10,455)	(5,044)
Total Securities	(1,069,562)	(176,089)
Net debt	(339,952)	388,284
Total equity	R$ 2,182,601	R$ 1,121,569		R$ 880,533	R$ 755,864
Financial leverage ratio	(15.57%)	34.62%